Annual Operating Expenses {- Fidelity Series Small Cap Core Fund} - NF_04.30 Fidelity Series Small Cap Core Fund PRO-01 - Fidelity Series Small Cap Core Fund - Fidelity Series Small Cap Core Fund	Oct. 20, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none

[1]	(a)Based on estimated amounts for the current fiscal year.